UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-07850

                             PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                       Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                    Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

PNC Advantage Funds

November 30, 2015
(Unaudited)

Semi-Annual Report
Advantage Money Market Funds

PNC Advantage Institutional Money Market Fund

PNC Advantage Institutional Treasury Money Market Fund

PNC ADVANTAGE FUNDS

P N C A D V A N T A G E F U N D S S E M I - A N N U A L R E P O R T PNC Advantage Institutional Money Market Fund PNC Advantage Institutional Treasury Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at pncfunds.com. Please read it carefully before you invest or send money.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Advantage Funds and receives fees for its services. PNC Advantage Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2016 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C   A d v a n t a g e   F u n d s

L E T T E R   T O   S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Advantage Funds for the six months ended November 30, 2015 (the “semi-annual period”).

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, the Adviser may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the semi-annual period.

Economic Review

Volatility heightened in the capital markets during the semi-annual period, as global economic growth continued to struggle. Early in the fourth quarter of 2015, the International Monetary Fund revised its projections for 2015 world output lower to 3.1% due to slower U.S. growth during the first half of the year and continued weakness in the emerging markets. The weakness in the emerging markets was primarily impacted by the slowdown in China, the world’s second-largest economy. However, emerging market performance was also affected by stress from decelerating domestic economic growth, current account deficits, softness in local currencies relative to advanced economies, and inflation.

China is not in a recession in the traditional definition. However, the deceleration of the country’s annual economic growth rate has been significant, falling from around 12% in 2010 to approximately 7% during the semi-annual period. This deceleration pushed some countries dependent on Chinese investment into recession, particularly countries with commodity-exporting economies. Indeed, even among advanced economies, there are few that have not been impacted by the slowdown in China. Canada, Australia, South Korea, New Zealand and even Germany are countries that export a large share of commodities and also have high commodity export exposure to China. Relative to the U.S. dollar, the currencies in those respective countries depreciated substantially as did real Gross Domestic Product (“GDP”) growth, with the exception of Germany. But still, Germany was under increasing pressure from the slowdown in the emerging markets.

The Japanese economy also struggled to produce meaningful growth, with its annual growth rate of real GDP below 1%, primarily due to its trade relations with and proximity to China, despite its government pursuing structural reforms, fiscal stimulus and massive amounts of monetary stimulus. At the end of the semi-annual period, the yen was the most undervalued of the major global currencies, making Japanese corporations more competitive.

However, relative economic strength diverged and GDP growth in the advanced economies remained uneven due in part to continued global deleveraging and austerity. Economic progress in the Eurozone, while modest, strengthened. In an effort to spur further growth and in light of the increased market volatility and rising risks to the euro-area economy, the European Central Bank’s asset purchasing program is set to continue at least through September 2016.

“Volatility heightened in the capital markets during the semi-annual period...” Commentary provided by PNC Capital Advisors, LLC as of December 16, 2015

P N C   A d v a n t a g e   F u n d s

L E T T E R   T O   S H A R E H O L D E R S

“Yields...remained extremely low throughout the semi-annual period.” Commentary provided by PNC Capital Advisors, LLC as of December 16, 2015

The U.S. was not immune to the global economic slowdown or to lower commodity prices but was one of the strongest of the developed economies. The U.S. economy strengthened from increased consumer spending and the improving housing market. Also, the unemployment rate declined to 5.0%, nearing the Fed’s long-run unemployment rate projection. Conversely, exports and business activity were weak, the former related to lower global demand and strength in the U.S. dollar and the latter impacted by developments in the energy sector. However, the Fed opted to delay the timing of interest rate normalization, or the start of its rate hikes, at its September 2015 meeting, citing concerns about downward pressure on inflation rates and then-recent global economic and financial market developments. The probability of rate hikes later in 2015 diminished following the September Fed discussion, but the October 2015 Fed statement contained hawkish language that reversed the dovish expectation for delayed rate hikes and the market “priced in” a December rate hike. On December 16, 2015, after the close of the semi-annual period, the Fed approved a quarter-point increase in its target funds rate. While the U.S. has begun monetary policy tightening, the Fed emphasized that the pacing of future rate hikes will be gradual and dependent on economic improvements.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the semi-annual period as anticipation of when the Fed would initiate its first increase in the federal funds rate since 2006 lingered. June 2015 closed with no increase in rates and dovish comments from Fed Chair Yellen, resulting in a diminished probability of an increase by year-end. July 2015, however, brought a change in the outlook. Yellen’s more hawkish comments during a speech in Cleveland early in the month led the markets to believe an increase at the September 2015 meeting was once again a possibility. She reiterated those sentiments during her semi-annual Humphrey-Hawkins testimony mid-month, stating that if the economy evolved as expected, it would be appropriate at some point later in 2015 to raise the federal funds target rate. At the end of July 2015, there was a greater than 75% probability of a 0.25% increase in the federal funds rate by the December Fed meeting.

Global turmoil in August 2015, initiated by a surprise devaluation of China’s currency, began to once again erode the probability of lift-off in September 2015. Fears of economic weakness in China bled into domestic stock markets, resulting in a dramatic sell-off toward the end of August 2015. With falling oil prices added to the mix, conditions no longer looked ideal for the first federal funds rate increase by the end of the calendar year. The Fed affirmed its view that the then-current target range of 0% to 0.25% remained appropriate at its September 2015 meeting, putting to rest questions of a September move. While the Fed felt that economic activity was expanding at a moderate pace and continued to see improvement in various sectors, the then-recent global developments could constrain economic activity and put further downward pressure on inflation. In October and November 2015, the focus of the money markets remained on whether lift-off would indeed take place in December 2015 or be pushed into the new year.

At the December meeting, it was decided that the economy was no longer in need of existing accommodative measures and the tightening cycle was started with a 0.25% raise in the federal funds target rate. Yellen and other Fed governors continue to caution that it is not the lift-off, as the initial interest rate hike was termed, that is most important, but the pace of increases which will be gradual and dependent on improvements in the labor market and inflation expectations.

P N C   A d v a n t a g e   F u n d s

L E T T E R   T O   S H A R E H O L D E R S

Meanwhile, activity in the money markets picked up during the semi-annual period. While there was still a mismatch between supply and demand, investors were reenergized with the prospects of a rise in short-term interest rates. The LIBOR curve steepened by approximately 0.08% during the third quarter of 2015, and yields on commercial paper and agency paper increased in tandem. As issuers attempted to entice investors with higher yields further out the curve, overall investments were driven shorter by Fed expectations. Supply in agency paper remained tight. The Federal Home Loan Bank continued to issue; however, Freddie Mac and Fannie Mae paper was scarce, especially those with less than three month maturities. Fannie Mae and Freddie Mac discount notes outstanding declined. The U.S. Treasury bill market was also under pressure late in the third quarter, as yields on short-term U.S. Treasury bills dipped into negative territory once again.

On the money market reform front, the Securities and Exchange Commission adopted amendments to Rule 2a-7 on September 16, 2015 which remove the reference to, or requirement of, reliance on credit ratings in determining the credit-worthiness of an “eligible security” and codify certain general factors to be considered in assessing credit risk. Money market funds are required to comply with these amendments by October 14, 2016.

Our View Ahead

We expect that many of the themes from 2015 will continue into 2016. We believe that diverging monetary policies, U.S. dollar strength, and pressures from the collapse in commodity prices will all contribute to greater volatility in the capital markets. We expect that global economic activity will remain sluggish as emerging markets struggle to stabilize amidst commodity supply/demand imbalances and retrenchment in global manufacturing, while U.S. dollar strength continues to drive capital outflows from emerging market countries.

Domestically, we expect the U.S. to grow at a modest rate with a real growth rate between 2.0% to 2.5%. The U.S. consumer should remain relatively healthy as long as there remains a balance between continued improvement in the under-employment rate, as labor force participation begins to rebound. Further accelerations in wage growth would also contribute to a stronger consumer picture. Finally, modest growth in the housing market and stability in the financial markets should help to keep household net worth and consumer confidence elevated, amidst lower energy prices.

We believe the recently passed 2016 Budget deal which expanded the debt ceiling through 2016 may allow for greater fiscal policy accommodation. Congress passed a $1.8 trillion spending and tax cut package effectively avoiding another government shutdown. After several years of fiscal retrenchment, the government sector of the U.S. economy may be additive to GDP growth.

A stabilization in commodity prices could contribute to improved capital spending conditions both in the U.S. and abroad. First, any increase in commodity prices, particularly crude oil, could help drive up consumer inflation to-or-above the Federal Open Market Committee’s long-run projection of 2.0%. While the impact may be perceived as transitory, it could firm expectations for more activity in future monetary policy tightening and bring interest rates to more normal levels. Second, stable commodity prices may help many emerging market economies strengthen and moderate U.S. dollar strength against local currencies. This would also reduce headwinds for U.S. trade and investment returns in overseas capital markets.

The Fed’s projections for the federal funds target rate at the end of 2016 implies four more rate hikes during the year. Market expectations are still well below the Fed’s projections and imply one or two increases during the year. We believe that the sluggish growth environment favors a slower pace of rate increases as compared to the Fed’s projections.

We believe the U.S. Treasury Yield curve is likely to flatten as short-term and intermediate rates rise, while longer-term Treasuries remain somewhat anchored by longer-term inflation expectations. Quantitative easing in international markets and demand from U.S. corporate pension plans are likely to keep longer-term rates anchored where they are.

P N C   A d v a n t a g e   F u n d s

L E T T E R   T O   S H A R E H O L D E R S

“…the sluggish growth environment favors a slower pace of rate increases…” Commentary provided by PNC Capital Advisors, LLC as of December 16, 2015

Meanwhile, the money market industry continues preparations to comply with the revisions to Rule 2a-7, with final reform requirements effective on October 14, 2016. Fund families are responding to regulatory reforms with changes to their product line-up, which will impact their ultimate post reform money market fund offerings, in the form of fund consolidations repositionings, liquidations and launches.

We believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Advantage Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Advantage Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Advantage Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Advantage Funds’ trading intent.

P N C   A d v a n t a g e   F u n d s

A B B R E V I A T I O N S   A N  D   D E F I N I T I O N S   F O R   S C H E D U L E S   O F   I  N V E S T M E N T S

A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

Cl — Class

FRN — Floating Rate Note. The rate shown is the rate in effect on November 30, 2015, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN —Variable Rate Demand Note. The rate shown is the rate in effect on November 30, 2015, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “—” are either zero or rounded to zero.

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

S U M M A R Y   O F   P O R T F O L I O   H O L D I N G S / Y I E L D S   ( U N A U D I T E D )

The table below presents portfolio holdings as of November 30, 2015 as a percentage of total investments for each of the PNC Advantage Funds.

	Institutional Money Market Fund	Institutional Treasury Money Market Fund
Commercial Paper	46.1%	–
Repurchase Agreements	20.5	73.7%
Asset-Backed Commercial Paper	15.4	–
Certificates of Deposit	4.9	–
Money Market Fund	3.7	7.8
Asset-Backed Securities	3.6	–
Education Revenue Bonds	1.3	–
U.S. Treasury Notes	1.3	13.1
Hospital/Nursing Home Revenue Bonds	1.1	–
Corporate Bond	0.7	–
Industrial/Development Revenue Bonds	0.7	–
Refunding Bonds	0.4	–
General Obligations	0.3	–
U.S. Treasury Bills	–	5.4
	100.0%	100.0%

The yields in the table below represent the annualization of the Fund’s declared dividends over the seven-day period ended November 30, 2015. For the seven-day period ended November 30, 2015, the Current Yield and the Effective Yield for each Fund were the same.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

	7-Day Current and Effective Yields as of November 30, 2015
	Institutional Shares		Advisor Shares		Service Shares
	Net	Unsubsidized*	Net	Unsubsidized*	Net		Unsubsidized*

Institutional Money Market Fund	0.05%	0.01%	0.05%	0.00%	0.00	%**	0.00	%**

Institutional Treasury Money Market Fund	0.01%	(0.17)%	0.01%	(0.17)%	0.01%		(0.17)%

*	Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect.

**	Net assets for the period were comprised solely of seed capital of $10. As a result, all ratios for the period rounded to 0.00%.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com.

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P N C   A d v a n t a g e   F u n d s

E X P E N S E   T A B L E S   ( U N A U D I T E D )

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses including investment advisory fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of the Fund’s average net assets. This figure is known as the expense ratio. The Expense Tables are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2015 to November 30, 2015).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/15	Ending Account Value 11/30/15	Annualized Expense Ratio(1)	Expenses Paid During Period(2)

	Institutional Money Market Fund

Actual

Institutional Class	$1,000.00	$1,000.24	0.12%	$0.59

Advisor Class	1,000.00	1,000.24	0.12	0.59

Hypothetical(3)

Institutional Class	1,000.00	1,024.41	0.12	0.60

Advisor Class	1,000.00	1,024.41	0.12	0.60

	Institutional Treasury Money Market Fund

Actual

Institutional Class	$1,000.00	$1,000.06	0.07%	$0.33

Advisor Class	1,000.00	1,000.06	0.07	0.34

Service Class	1,000.00	1,000.06	0.07	0.34

Hypothetical(3)

Institutional Class	1,000.00	1,024.67	0.07	0.33

Advisor Class	1,000.00	1,024.67	0.07	0.34

Service Class	1,000.00	1,024.66	0.07	0.34
(1)	The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2015 to November 30, 2015).

(2)

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 366.

(3)	Assumes annual return of 5% before expenses.

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P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 5,
a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Money Market Fund(1)
	Institutional Shares										Advisor Shares
	2015*	2015		2014	2013		2012		2011		2015*	2015		2014	2013		2012		2011
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00

Net Investment Income†	– **	–	**	– **	–	**	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	–	**	–	–	**	–	**	–	**	–	–	**	–	–	**	–	**	–	**

Total from Investment Operations	– **	–	**	– **	–	**	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**

Dividends from Net Investment Income	– **	–	**	– **	–	**	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**
Distributions from Net Realized Gains	–	–		–	–		–		–		–	–		–	–		–		–

Total Distributions	– **	–	**	– **	–	**	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**

Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return	0.02%	0.05%		0.05%	0.05%		0.05%		0.07%		0.02%	0.05%		0.05%	0.05%		0.05%		0.07%

Ratios/Supplemental Data
Net Assets End of Period (000)	$848,439	$910,032		$907,578	$634,083		$834,099		$932,972		$283,474	$292,736		$281,866	$218,202		$119,508		$145,296
Ratio of Expenses to Average Net Assets	0.12%	0.09%		0.10%	0.16%		0.14%		0.19%		0.12%	0.09%		0.10%	0.16%		0.14%		0.19%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%		0.05%	0.05%		0.05%		0.06%		0.05%	0.05%		0.05%	0.05%		0.05%		0.06%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.21%	0.21%		0.22%	0.23%		0.22%		0.22%		0.21%	0.21%		0.22%	0.23%		0.22%		0.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.04)%	(0.07)%		(0.07)%	(0.02)%		(0.03)%		0.03%		(0.04)%	(0.07)%		(0.07)%	(0.02)%		(0.03)%		0.02%

* For the six-month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) At November 30, 2015, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

See Notes to Financial Statements.

P N C A d v a n t a g e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 5,
a n d f o r t h e Y e a r s E n d e d M a y 3 1,
u n l e s s o t h e r w i s e i n d i c a t e d

	Institutional Treasury Money Market Fund
	Institutional Shares										Advisor Shares									Service Shares
	2015*		2015		2014	2013		2012	2011		2015*		2015		2014	2013		2012	2011(1)	2015*	2015		2014	2013		2012	2011(2)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00

Net Investment Income†	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	– **	–	**	– **	–**	– **	–	**	– **	–	**	– **	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	–	**	–	–	**	–	**	–	**	–	–	**	–	–**	–	–	**	–	–	**	–	–	**

Total from Investment Operations	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	– **	–	**	– **	–**	– **	–	**	– **	–	**	– **	–	**

Dividends from Net Investment Income	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	– **	–	**	– **	–**	– **	–	**	– **	–	**	– **	–	**
Distributions from Net Realized Gains	–		–		–	–		–	–		–		–		–	–		–	–	–	–		–	–		–	–

Total Distributions	–	**	–	**	– **	–	**	– **	–	**	–	**	–	**	– **	–	**	– **	–**	– **	–	**	– **	–	**	– **	–	**

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00

Total Return	0.01%		0.01%		0.01%	0.01%		0.01%	0.03%		0.01%		0.01%		0.01%	0.01%		0.01%	0.00%	0.01%	0.01%		0.01%	0.01%		0.01%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$209,552		$112,304		$174,871	$115,062		$111,735	$36,398		$61,607		$34,829		$10,980	$8,412		$3,619	$2,547	$792	$3,401		$1,601	$2,711		$11,149	$4,192
Ratio of Expenses to Average Net Assets	0.07%		0.05%		0.05%	0.12%		0.08%	0.10%		0.07%		0.05%		0.05%	0.13%		0.07%	0.07%	0.07%	0.05%		0.05%	0.14%		0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.01%		0.01%		0.01%	0.01%		0.01%	0.01%		0.01%		0.01%		0.01%	0.01%		0.01%	0.01%	0.01%	0.01%		0.01%	0.01%		0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.26%		0.28%		0.26%	0.28%		0.30%	0.49%		0.26%		0.29%		0.27%	0.29%		0.32%	0.53%	0.26%	0.29%		0.27%	0.29%		0.31%	0.60%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.18)%		(0.22)%		(0.20)%	(0.15)%		(0.21)%	(0.38)%		(0.18)%		(0.23)%		(0.21)%	(0.15)%		(0.24)%	(0.45)%	(0.18)%	(0.23)%		(0.21)%	(0.14)%		(0.21)%	(0.50)%

* For the six–month period ended November 30, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) Advisor Shares were first sold (excluding seed capital of $10) on March 16, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2) Service Shares were first sold (excluding seed capital of $10) on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C   A d v a n t a g e   I n s t i t u t i o n a l   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 5   ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.5%
Automotive — 3.5%
CarMax Auto Owner Trust,
Series 2015-4, Cl A1
0.420%, 10/17/16	$7,815	$ 7,815
Ford Credit Auto Lease Trust,
Series 2015-A, Cl A1
0.320%, 05/16/16 144A	85	85
Ford Credit Auto Lease Trust,
Series 2015-B, Cl A1
0.430%, 11/15/16	3,479	3,479
Ford Credit Auto Owner Trust,
Series 2015-C Cl A1
0.380%, 09/15/16	5,472	5,472
Huntington Auto Trust,
Series 2015-1, Cl A1
0.350%, 06/15/16	1,152	1,152
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Cl A1
0.380%, 06/15/16 144A	2,187	2,187
Hyundai Auto Receivables Trust,
Series 2015-C, Cl A1
0.390%, 09/15/16	4,294	4,294
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Cl A1
0.390%, 08/15/16	3,760	3,760
USAA Auto Owner Trust,
Series 2015-1, Cl A1
0.380%, 08/15/16	2,089	2,090
World Omni Auto Receivables Trust,
Series 2015-B, Cl A1
0.410%, 10/17/16	9,198	9,198

		39,532

Total Asset-Backed Securities (Cost $39,532)		39,532

CERTIFICATES OF DEPOSIT — 4.7%
Yankee — 4.7%
Canadian Imperial Bank of Commerce NY
0.160%, 12/07/15	7,000	7,000
0.120%, 12/18/15	7,000	7,000
0.150%, 01/15/16	5,500	5,500
0.230%, 01/19/16	7,000	7,000
HSBC USA
0.320%, 12/01/15	6,500	6,500
4.000%, 12/21/15	6,750	6,750
0.367%, 02/17/16 (FRN)	7,250	7,250
Nordea Bank Finland NY
0.250%, 12/22/15	6,250	6,250

Total Certificates of Deposit (Cost $53,250)		53,250

ASSET-BACKED COMMERCIAL PAPER† — 14.8%
Financial Services — 14.8%
Chariot Funding LLC
0.120%, 12/08/15	8,750	8,750
Charta
0.150%, 12/21/15	4,000	4,000

	Par (000)	Value (000)

CRC Funding LLC
0.300%, 12/07/15	$7,000	$7,000
0.160%, 12/22/15	7,000	6,999
Fairway Finance LLC
0.180%, 12/02/15	6,000	6,000
0.300%, 12/08/15	7,000	7,000
0.230%, 01/19/16	3,000	2,999
Gotham Funding
0.180%, 12/03/15	4,750	4,750
0.230%, 12/04/15	5,000	5,000
Liberty Street Funding LLC
0.310%, 12/09/15	7,000	6,999
0.170%, 12/11/15	7,000	7,000
0.310%, 01/04/16	6,000	5,998
0.290%, 01/05/16	7,000	6,998
Matchpoint Finance PLC
0.177%, 12/01/15	16,000	16,000
0.180%, 12/16/15	3,000	3,000
Nieuw Amsterdam Receivables
0.200%, 12/07/15	8,000	8,000
0.270%, 01/05/16	7,000	6,998
0.190%, 01/19/16	6,000	5,998
0.300%, 02/11/16	7,000	6,996
Regency Markets No. 1 LLC
0.200%, 12/21/15	7,000	6,999
Thunder Bay Funding LLC
0.361%, 12/07/15	5,500	5,500
0.290%, 02/18/16	7,000	6,996
Victory Receivables
0.204%, 12/21/15	13,000	12,998
0.240%, 01/08/16	5,000	4,999
0.280%, 01/21/16	4,000	3,998

Total Asset-Backed Commercial Paper (Cost $167,975)		167,975

COMMERCIAL PAPER† — 44.7%
Banks — 8.9%
Australia & New Zealand Banking Group
0.295%, 03/04/16	5,500	5,496
BNP Paribas
0.230%, 12/01/15	7,000	7,000
Commonwealth Bank Australia
0.301%, 03/29/16	6,250	6,250
DnB Bank ASA
0.120%, 12/18/15	9,000	8,999
0.215%, 12/21/15	9,000	8,999
0.220%, 01/04/16	7,000	6,999
0.210%, 01/08/16	4,000	3,999
0.320%, 02/26/16	6,000	5,995
European Investment Bank
0.260%, 12/29/15	7,000	6,999
0.200%, 01/25/16	3,000	2,999
Scotiabanc
0.140%, 12/02/15	3,000	3,000
Svenska Handelsbanken
0.285%, 12/29/15	7,000	7,000
0.300%, 01/07/16	7,000	6,998
0.255%, 02/02/16	4,500	4,500
Toronto-Dominion Holdings
0.150%, 12/01/15	4,100	4,100

See Notes to Financial Statements.

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
0.160%, 12/04/15	$4,000	$4,000
0.260%, 02/08/16	7,000	6,996

		100,329

Energy — 3.8%
Chevron
0.140%, 12/16/15	8,000	7,999
0.140%, 12/18/15	7,000	7,000
0.150%, 01/19/16	5,500	5,499
0.180%, 01/25/16	6,000	5,998
0.205%, 02/03/16	3,500	3,499
Exxon Mobil
0.120%, 12/02/15	6,000	6,000
0.110%, 12/17/15	7,000	7,000

		42,995

Financial Services — 15.5%
American Honda Finance
0.130%, 12/07/15	5,000	5,000
0.200%, 01/08/16	9,000	8,998
0.180%, 01/22/16	4,500	4,499
BMW US Capital LLC
0.190%, 12/02/15	7,000	7,000
0.140%, 12/11/15	6,000	6,000
0.200%, 12/22/15	4,500	4,499
0.155%, 01/18/16	3,500	3,499
0.220%, 01/25/16	6,000	5,998
CPPIB Capital
0.150%, 12/09/15	7,000	7,000
0.230%, 12/14/15	6,000	5,999
0.240%, 01/04/16	7,000	6,998
0.260%, 01/06/16	4,500	4,499
0.300%, 01/22/16	4,400	4,398
0.300%, 02/22/16	5,000	4,997
Erste Abwicklungsanstalt
0.320%, 12/10/15	6,000	6,000
0.290%, 02/02/16	6,000	5,997
0.320%, 02/23/16	3,000	2,998
National Securities Clearing
0.120%, 12/03/15	7,000	7,000
0.140%, 12/08/15	5,000	5,000
PACCAR Financial
0.110%, 12/02/15	6,750	6,750
0.110%, 12/03/15	3,000	3,000
0.140%, 12/23/15	7,000	6,999
0.175%, 01/04/16	5,000	4,999
Toyota Motor Credit
0.286%, 12/14/15	15,100	15,100
0.381%, 01/11/16	4,500	4,498
0.250%, 02/01/16	7,000	6,997
0.290%, 02/25/16	5,000	4,997
0.360%, 03/03/16	4,000	3,996
0.356%, 06/13/16 (MTN) (FRN)	6,750	6,750
USAA Capital
0.120%, 12/03/15	5,000	5,000

		175,465

Food, Beverage & Tobacco — 0.5%
Coca-Cola
0.280%, 01/22/16	6,000	5,997

	Par (000)	Value (000)

Healthcare — 3.4%
Abbott Laboratories
0.130%, 12/11/15	$7,000	$7,000
0.130%, 12/18/15	7,000	6,999
0.150%, 01/07/16	7,000	6,999
0.230%, 02/09/16	5,500	5,497
Sanofi
0.100%, 12/14/15	11,500	11,500

		37,995

Information Technology — 4.9%
Apple
0.093%, 12/04/15	6,700	6,700
0.100%, 12/08/15	7,000	7,000
0.170%, 01/12/16	4,000	3,999
Automatic Data Processing
0.110%, 12/01/15	8,000	8,000
International Business Machines
0.164%, 12/21/15	13,000	12,999
0.170%, 12/28/15	4,500	4,500
0.160%, 12/29/15	5,000	4,999
Microsoft
0.170%, 01/20/16	7,500	7,498

		55,695

Insurance — 4.4%
MetLife Short Term Funding LLC
0.110%, 12/02/15	3,000	3,000
0.190%, 12/11/15	2,500	2,500
0.240%, 12/21/15	6,500	6,499
0.160%, 01/06/16	6,000	5,999
0.170%, 01/12/16	7,000	6,998
0.170%, 01/14/16	5,000	4,999
0.210%, 01/25/16	4,000	3,999
New York Life Capital
0.150%, 12/04/15	8,000	8,000
0.150%, 12/21/15	3,000	3,000
0.150%, 01/06/16	5,000	4,999

		49,993

Retail — 1.5%
Wal-Mart Stores
0.100%, 12/16/15	3,000	3,000
0.120%, 12/21/15	7,000	7,000
0.120%, 12/22/15	7,000	6,999

		16,999

Sovereign Agency — 1.8%
Kreditansalt Fur Wiederaufbau
International Finance (Germany)
0.280%, 12/08/15	7,000	7,000
0.230%, 01/13/16	5,000	4,999
0.250%, 01/15/16	8,000	7,997

		19,996

Total Commercial Paper (Cost $505,464)		505,464

See Notes to Financial Statements.

P N C   A d v a n t a g e   I n s t i t u t i o n a l   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 5   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BOND — 0.7%
Banks — 0.7%
Wells Fargo Bank NA
0.457%, 11/14/16 (FRN)	$8,000	$8,000

Total Corporate Bond (Cost $8,000)		8,000

MUNICIPAL SECURITIES — 3.7%
Mississippi — 0.7%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series E (VRDN)
0.010%, 12/01/15	8,000	8,000

		8,000

Ohio — 0.3%
Ohio State Common Schools (GO)
Series B (VRDN)
0.010%, 12/02/15	3,455	3,455

		3,455

Texas — 1.7%
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.010%, 12/01/15	3,790	3,790
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.010%, 12/01/15	1,100	1,100
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.010%, 12/02/15	14,500	14,500

		19,390

Virginia — 1.0%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.010%, 12/02/15	5,100	5,100
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series F (VRDN)
0.010%, 12/02/15	5,700	5,700

		10,800

Total Municipal Securities (Cost $41,645)		41,645

U.S. TREASURY OBLIGATION — 1.2%

U.S. Treasury Note — 1.2%
0.193%, 10/31/16 (FRN)	13,700	13,697

Total U.S. Treasury Obligation (Cost $13,697)		13,697

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.5%
BlackRock Liquidity Funds TempFund Portfolio 0.108%†† (A)	40,000,000	$40,000

Total Money Market Fund (Cost $40,000)		40,000

	Par (000)
REPURCHASE AGREEMENTS††† — 19.8%

Credit Suisse Securities LLC

0.100% (dated 11/30/15, due 12/01/15, repurchase price $35,000,097, collateralized by U.S. Treasury Note, 2.125%, due 08/15/21, total value $35,700,562)	$35,000	35,000

Goldman Sachs & Co.

0.100% (dated 11/30/15, due 12/01/15, repurchase price $55,000,153, collateralized by Federal Home Loan Mortgage Corporation Bond, Federal National Mortgage Association Bonds, Government National Mortgage Association Bond and Federal Home Loan Bank Bond, 0.000% to 4.000%, due 01/20/16 to 05/01/45, total value $56,100,365)	55,000	55,000

HSBC Securities USA

0.090% (dated 11/30/15, due 12/01/15, repurchase price $34,000,085, collateralized by Federal National Mortgage Association Bond and Federal Home Loan Bank Bond, 4.500% to 5.000%, due 02/01/35 to 12/01/39, total value $34,681,206)	34,000	34,000

Merrill Lynch Pierce Fenner & Smith

0.110% (dated 11/30/15, due 12/01/15, repurchase price $63,240,193, collateralized by Treasury Inflation Bond, 0.750%, due 02/15/45, total value $64,504,856)	63,240	63,240

Toronto Dominion Securities LLC

0.100% (dated 11/30/15, due 12/01/15, repurchase price $37,000,103, collateralized by U.S. Treasury Notes and Federal Farm Credit Bank Bonds, 0.188% to 2.250%, due 12/19/16 to 11/15/24, total value $37,740,075)	37,000	37,000

Total Repurchase Agreements (Cost $224,240)		224,240

TOTAL INVESTMENTS — 96.6%

(Cost $1,093,803)*		1,093,803

Other Assets & Liabilities — 3.4%		38,110

TOTAL NET ASSETS — 100.0%		$1,131,913

See Notes to Financial Statements.

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
†††

As of November 30, 2015, the total value of repurchase agreements was $224,240 (000) and the value of collateral received, excluding excess, was $224,240 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,272 (000) and represents 0.2% of net assets as of November 30, 2015.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Asset-Backed Commercial Paper	$–	$167,975	$–	$167,975

Asset-Backed Securities	–	39,532	–	39,532

Certificates of Deposit	–	53,250	–	53,250

Commercial Paper	–	505,464	–	505,464

Corporate Bond	–	8,000	–	8,000

Money Market Fund	40,000	–	–	40,000

Municipal Securities	–	41,645	–	41,645

Repurchase Agreements	–	224,240	–	224,240

U.S. Treasury Obligation	–	13,697	–	13,697

Total Assets - Investments in Securities	$40,000	$1,053,803	$–	$1,093,803

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C   A d v a n t a g e   I n s t i t u t i o n a l   T r e a s u r y   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 5   ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bills† — 5.4%
0.056%, 12/03/15	$4,500	$4,500
0.112%, 12/10/15	6,150	6,150
0.088%, 12/17/15	1,500	1,500
0.079%, 01/14/16	2,500	2,500

		14,650

U.S. Treasury Notes — 12.9%
0.250%, 12/15/15	4,750	4,750
0.250%, 12/31/15	2,500	2,500
0.375%, 01/15/16	6,700	6,702
0.375%, 01/31/16	3,500	3,502
0.250%, 02/29/16	2,500	2,501
0.375%, 03/15/16	2,000	2,002
0.250%, 04/15/16	3,000	3,001
0.185%, 01/31/16 (FRN)	3,300	3,300
0.209%, 04/30/16 (FRN)	4,000	4,001
0.193%, 10/31/16 (FRN)	3,000	2,999

		35,258

Total U.S. Treasury Obligations (Cost $49,908)		49,908

	Number of Shares
MONEY MARKET FUND — 7.8%
Invesco Treasury Portfolio
0.010% (A)	21,153,227	21,153

Total Money Market Fund (Cost $21,153)		21,153

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 73.2%

Goldman Sachs & Co.

0.020% (dated 11/30/15, due 12/01/15, repurchase price $15,000,008, collateralized by U.S. Treasury Note and U.S. Treasury Bill, 0.000% to 1.125%, due 02/25/16 to 03/31/20, total value $15,300,099)	$15,000	$15,000

HSBC Securities USA

0.080% (dated 11/30/15, due 12/01/15, repurchase price $60,000,133, collateralized by U.S. Treasury Note, 1.250%, due 07/15/20, total value $61,201,088)	60,000	60,000

Merrill Lynch Pierce Fenner & Smith

0.100% (dated 11/30/15, due 12/01/15, repurchase price $64,000,178, collateralized by U.S. Treasury Note, 1.000%, due 09/30/16, total value $65,280,059)	64,000	64,000

Toronto Dominion Securities LLC

0.080% (dated 11/30/15, due 12/01/15, repurchase price $60,000,133, collateralized by U.S. Treasury Notes and U.S. Treasury Bond, 1.500% to 6.250%, due 05/31/19 to 05/15/30, total value $61,200,001)	60,000	60,000

Total Repurchase Agreements (Cost $199,000)		199,000

TOTAL INVESTMENTS — 99.3% (Cost $270,061)*		270,061

Other Assets & Liabilities — 0.7%		1,890

TOTAL NET ASSETS — 100.0%		$271,951

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††

As of November 30, 2015, the total value of repurchase agreements was $199,000 (000) and the value of collateral received, excluding excess, was $199,000 (000). See Note 2 in Notes to Financial Statements.

(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Money Market Fund	$21,153	$–	$–	$21,153

Repurchase Agreements	–	199,000	–	199,000

U.S. Treasury Obligations	–	49,908	–	49,908

Total Assets - Investments in Securities	$21,153	$248,908	$–	$270,061

There were no transfers between Levels during the six-month period ended November 30, 2015.

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S   ( 0 0 0 )

N o v e m b e r   3 0,   2 0 15   ( U n a u d i t e d )

	Institutional Money Market Fund	Institutional Treasury Money Market Fund

ASSETS
Investments in non-affiliates at value	$829,563	$71,061
Investments in affiliates at value	40,000	–
Investments in repurchase agreements at value	224,240	199,000

Total Investments at value(1)	1,093,803	270,061

Cash	34,507	–
Receivable for shares of beneficial interest issued	7,604	3,986
Interest receivable	81	57
Prepaid expenses	29	17
Other assets	177	17

Total Assets	1,136,201	274,138

LIABILITIES
Payable for shares of beneficial interest redeemed	3,774	2,105
Dividends payable
Institutional Class	34	2
Advisor Class	11	–
Investment advisory fees payable	126	21
Administration fees payable	39	10
Custodian fees payable	13	8
Transfer agent fees payable	27	7
Trustees’ deferred compensation payable	177	17
Trustees’ fees payable	10	3
Other liabilities	77	14

Total Liabilities	4,288	2,187

TOTAL NET ASSETS	$1,131,913	$271,951

Investments in non-affiliates at cost	$829,563	$71,061
Investments in affiliates at cost	40,000	–
Investments in repurchase agreements at cost	224,240	199,000

(1) Total Investments at cost	$1,093,803	$270,061

See Notes to Financial Statements.

	Institutional Money Market Fund	Institutional Treasury Money Market Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$1,131,956	$271,958
Distributions in Excess of Net Investment Income	(42)	(7)
Accumulated Net Realized Loss on Investments	(1)	–

Total Net Assets	$1,131,913	$271,951

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Institutional shares	$848,438,926	$209,551,857

Institutional shares outstanding	848,425,047	209,561,944

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Advisor shares	$283,474,461	$61,607,397

Advisor shares outstanding	283,482,793	61,608,343

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Service shares(1)	$10	$791,632

Service shares outstanding	10	792,041

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

(1)

At November 30, 2015, net assets of the Service Shares of Institutional Money Market Fund represented initial seed capital. There was no other shareholder activity in this share class during the reporting period.

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

S T A T E M E N T S   O F   O P E R A T I O N S   ( 0 0 0 )

F o r   t h e   S i x - M o n t h   P e r i o d   E n d e d   N o v e m b e r   3 0,   2 0 1 5   ( U n a u d i t e d )

	Institutional Money Market Fund	Institutional Treasury Money Market Fund

Investment Income:
Interest	$ 984	$ 86
Dividends from affiliate	16	–

Total Investment Income	1,000	86

Expenses:
Investment advisory fees	878	169
Administration fees	146	39
Transfer agent fees	28	14
Custodian fees	23	9
Professional fees	85	23
Pricing service fees	4	1
Printing and shareholder reports	12	3
Registration and filing fees	23	16
Trustees’ fees	16	5
Miscellaneous	34	9

Total Expenses	1,249	288

Less:
Waiver of investment advisory fees(1)	(878)	(169)
Expense reimbursement from underwriter:	–	(44)

Net Expenses	371	75

Net Investment Income (Loss)	629	11

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 629	$ 11

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S   ( 0 0 0 )    ( U n a u d i t e d )

	Institutional Money Market Fund		Institutional Treasury Money Market Fund

	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015	For the Six-Month Period Ended November 30, 2015	For the Year Ended May 31, 2015

Investment Activities:
Net investment income (loss)	$629	$670	$ 11	$17
Net realized gain (loss) on investments sold	–	(1)	–	–
Net increase (decrease) in net assets resulting from operations	629	669	11	17
Dividends to Shareholders:
Dividends from net investment income:
Institutional Shares	(223)	(528)	(9)	(16)
Advisor Shares	(70)	(164)	(2)	(4)
Total dividends and distributions	(293)	(692)	(11)	(20)
Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Institutional Shares	1,256,252	3,954,311	268,581	508,742
Advisor Shares	180,559	869,731	68,475	70,773
Service Shares	–	–	8,660	5,907
Reinvestment of dividends:
Institutional Shares	20	42	–	–
Total proceeds from shares issued and reinvested	1,436,831	4,824,084	345,716	585,422
Value of shares redeemed:
Institutional Shares	(1,317,879)	(3,951,882)	(171,333)	(571,308)
Advisor Shares	(189,825)	(858,855)	(41,697)	(46,923)
Service Shares	–	–	(11,269)	(4,107)
Total value of shares redeemed	(1,507,704)	(4,810,737)	(224,299)	(622,338)
Increase (decrease) in net assets from share transactions	(70,873)	13,347	121,417	(36,916)
Total increase (decrease) in net assets	(70,537)	13,324	121,417	(36,919)
Net Assets:
Beginning of period	1,202,768	1,189,444	150,534	187,453
End of period*	$1,132,231	$1,202,768	$ 271,951	$150,534

*Including undistributed (distributions in excess of) net investment income	$276	$(60)	$ (7)	$(7)

See Notes to Financial Statements.

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

N o v e m b e r   3 0,   2 0 1 5   ( U n a u d i t e d )

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers two diversified investment portfolios, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”). Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the respective Fund, and is substantially the same in all respects, except that the Advisor and Service Shares are subject to a shareholder services fee.

Fund Reorganization

On June 4, 2015, the Board of Trustees of the Trust (the “Board”) approved an agreement and plan of reorganization to which PNC Advantage Institutional Government Money Market Fund (the “Target Fund”) would be reorganized with and into PNC Government Money Market Fund (the “Acquiring Fund”), a money market fund organized under a separate trust and managed by PNC Capital Advisors, LLC (the “Adviser”). On September 14, 2015, the Target Fund was reorganized into the Acquiring Fund, each of which had substantially similar investment objectives and identical principal investment strategies. The net assets of the Target Fund were transferred at fair value in a tax-free exchange to the Acquiring Fund after the close of business on September 11, 2015. With this transfer, a shareholder of the Target Fund’s Institutional Shares automatically became a shareholder of Class I Shares of the Acquiring Fund. A shareholder of the Target Fund’s Advisor Shares became a shareholder in the newly formed Advisor Class of the Acquiring Fund.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective June 1, 2015, the Funds adopted guidance issued by the Financial Accounting Standards Board (“FASB”) that expanded secured borrowing accounting for certain repurchase agreements and also set forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The adoption of the guidance did not result in any additional disclosure for the Funds.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are fair valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2015 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2015 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

N o v e m b e r   3 0,   2 0 1 5   ( U n a u d i t e d )

or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, a Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, each Fund had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2015.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of November 30, 2015 are included in each Fund’s Schedule of Investments.

Yankee Obligations

Institutional Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six-month period ended November 30, 2015.

During the six-month period ended November 30, 2015, the Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.05% for Institutional Money Market Fund and 0.01% for Institutional Treasury Money Market Fund.

	Annual Rate	Fee Waiver	Expense Reimbursement
Institutional Money Market Fund	0.15%	0.10%	0.00%
Institutional Treasury Money Market Fund	0.15%	0.15%	0.04%

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Advisor and Service Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor and Service Shares in consideration for payment of up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively.

The Funds suspended accrual and payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Funds, another registered investment company overseen by the Trustees and for which the Adviser serves as an investment adviser, each Trustee, effective January 1, 2016, receives an annual fee of $79,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2016, each Trustee received an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $10,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the PNC Funds and PNC Advantage Funds based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon received fees at the annual rate of 0.0125% of each Fund’s first $1 billion of average daily net assets; and 0.01% of each Fund’s average daily net assets in excess of $1 billion. The Adviser received 0.01% of each Fund’s average net assets. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of pocket expenses by the Trust.

Affiliated Fund

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser. Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Fund’s Schedule of Investments. The amount invested in the BlackRock Portfolio increased by $10,000 during the six-month period ended November 30, 2015.

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

N o v e m b e r   3 0,   2 0 1 5   ( U n a u d i t e d )

Dividends received from such investment are reported as “Income from affiliate” in the Fund’s Statement of Operations.

4. Custodian and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for PNC Funds. The Custodian fees for the Trust and PNC Funds are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust and PNC Funds (excluding the Target Date Funds), 0.002% of the next $5 billion of the combined average daily gross assets of the Trust and PNC Funds (excluding the Target Date Funds) and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trust and PNC Funds (excluding the Target Date Funds). The Custodian fees are allocated to the Trust and PNC Funds based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify for tax treatment as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2015 and for each Fund’s open tax years (years ended May 31, 2012 through May 31, 2015) and has concluded that no provision for income tax is required in each Fund’s financial statements.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Relevant Accounting Pronouncements

In August 2014, the FASB issued guidance requiring management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern. The guidance is effective prospectively for annual periods ending after December 15, 2016, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

9. SEC Money Market Fund Rule Amendments

In July 2014, the SEC adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. The Adviser intends to manage Institutional Treasury Money Market Fund to cause it to qualify as a “government money market fund” under the revised regulations and to enable it to continue to seek to maintain a stable NAV per share of one dollar. Under the revised regulations, government money market funds are generally not subject to the default fees and gates that may apply to other money market funds, and the Board of Trustees of Institutional Treasury Money Market Fund has determined not to impose fees and gates on it. The Adviser and the Board continue to evaluate the rule amendments and their potential impact on the Funds and their financial statements.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

T R U S T E E S’   R E V I E W   A N D   A P P R O V A L   O F   A D V I S O R Y   A G R E E M E N TS

( U n a u d i t e d )

The Trustees of PNC Advantage Funds (the “Trust”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (collectively, the “Trustees” or the “Board”), met in person to consider the proposed renewal of the Advisory Agreements between the Trust and PNC Capital Advisors, LLC (the “Adviser”), with respect to each of the PNC Advantage Funds (each, a “Fund,” and collectively, the “Funds”).

At a meeting held on June 3-4, 2015, the Trustees discussed with independent counsel to theTrustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to their consideration of the continuation of the Advisory Agreements.

Prior to and at the June 2015 meeting, the Trustees received and reviewed extensive materials prepared by the Adviser in response to a request made by Independent Counsel that reflected prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things:

●	the nature of the advisory services provided by the Adviser, including any actual or expected changes in services;

●	the size of the funds under management;

●	the portfolio management personnel and their compensation structure;

●

the performance of the Funds managed by the Adviser compared to the performance of composites of other accounts managed by the Adviser using substantially similar investment policies (where applicable);

●	the performance of the Funds managed by the Adviser compared to the performance of other peer funds managed by other advisers;

●	the profitability of each Advisory Agreement to the Adviser;

●	other benefits the Adviser and its affiliates enjoy as a result of the Adviser’s relationship to the Funds;

●	the Adviser’s brokerage, trading, and soft dollar practices;

●	each Fund’s contractual and net advisory fees and net operating expenses compared to those of peer groups selected by the Adviser from Lipper, Inc. investment style categories;

●	the compliance program of the Adviser;

●	voluntary expense waivers, expense reimbursements and expense limitations in effect with respect to the Funds (where applicable);

●	the Adviser’s and its affiliates’ cybersecurity program; and

●	the Adviser’s risk management and monitoring measures.

The Trustees received presentations from the Adviser on a number of topics, including a discussion on a Fund-by-Fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser versus each Fund’s peer group. The Trustees then met amongst themselves and with Independent Counsel to discuss and evaluate those materials. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with substantially similar investment strategies. In that regard, the Trustees also considered information provided by the Adviser and the Adviser’s response to additional questions at the June meeting regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds as well as other considerations the Adviser submitted were relevant to the pricing of its advisory services for different accounts. The Trustees also considered, where applicable, the fee waivers or expense limitations in place for a Fund.

In their evaluation of the profitability information the Adviser provided, the Trustees considered the Adviser’s profitability in respect of each Fund both before and after consideration of any distribution-related expenses. The Trustees also considered the information the Adviser had presented regarding the cost allocation methodology the Adviser used in determining the profitability information presented. The Trustees also considered in evaluating the Adviser’s profitability, the profitability information presented for certain other asset managers who are required to make financial information publicly available. The Trustees noted, among other things, that the profitability information for those other managers was not presented on a fund-by-fund basis and might represent the profitability of a fund family with a mix of business significantly different from the Adviser’s.

To allow for further discussion, the Trustees convened a telephonic conference with Independent Counsel in July, following which they requested additional information they determined relevant for their evaluation before meeting a second time in August 2015 to consider whether to approve the renewal of the Advisory Agreements.

In advance of the Board meeting held on August 25-26, 2015, the Trustees again met in an executive session with Independent Counsel and discussed the proposed renewal of each Advisory Agreement. During that executive session, the Trustees also considered and discussed the Adviser’s responses to inquiries and requests for information that the Trustees had made following their telephonic conference in July with their Independent Counsel. The Trustees noted the Adviser’s response to those inquiries included information regarding the Adviser’s decision to modify the expense limitation agreements to implement new and lower existing net operating expense limitations with respect to certain of the Funds about which the Trustees had inquired.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (where applicable), and the fee waivers or other expense limitation arrangements (where applicable) that may apply were appropriate and supported the renewal of the Advisory Agreements.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees were informed by the Adviser that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser providing services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser to each Fund. With respect to the advisory fees, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreements remained reasonable and fair and voted to approve the renewal of each Advisory Agreement between the Trust, and the Adviser for a one-year period commencing October 1, 2015, after a finding that the renewal of each Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

P N C   A d v a n t a g e   F u n d s

P R O X Y   V O T I N G   A N D   Q U A R T E R L Y   S C H E D U L E S   O F   I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Trust’s website at pncfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-364-4890 or visiting the Trust’s website at pncfunds.com. They also are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Advantage Funds can be found by visiting the Funds’ website at pncfunds.com.

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza

Suite 100

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795
Providence, RI 02940-9795

PRESORTED STANDARD
U.S. POSTAGE
PAID
BNY MELLON

INVESTMENT ADVISER:

PNC Capital Advisors, LLC

One East Pratt Street

Baltimore, MD 21202

PNC ADVANTAGE FUNDS

ADV-SA-001-1215

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Advantage Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	1/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	1/27/2016

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	1/27/2016

*	Print the name and title of each signing officer under his or her signature.